Risk management - Spain Real Estate Business Concentration Information (Details) - SPAIN - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross carrying amount
Distribution of portfolio
Financial assets	€ 215,764	€ 227,446	€ 161,372
Construction and property development
Distribution of portfolio
Financial assets	4,812	€ 6,472	€ 5,515	€ 7,388
Construction and property development | Gross carrying amount
Distribution of portfolio
Financial assets	4,812
Construction and property development | Gross carrying amount | Without collateral
Distribution of portfolio
Financial assets	379
Construction and property development | Gross carrying amount | With property collateral
Distribution of portfolio
Financial assets	4,433
Construction and property development | Gross carrying amount | Buildings | With property collateral
Distribution of portfolio
Financial assets	2,691
Construction and property development | Gross carrying amount | Buildings | Residential Property Collateral [Member]
Distribution of portfolio
Financial assets	1,328
Construction and property development | Gross carrying amount | Buildings | Non-residential Property Collateral [Member]
Distribution of portfolio
Financial assets	1,363
Construction and property development | Gross carrying amount | Construction in progress | With property collateral
Distribution of portfolio
Financial assets	1,071
Construction and property development | Gross carrying amount | Construction in progress | Residential Property Collateral [Member]
Distribution of portfolio
Financial assets	609
Construction and property development | Gross carrying amount | Construction in progress | Non-residential Property Collateral [Member]
Distribution of portfolio
Financial assets	462
Construction and property development | Gross carrying amount | Land [member] | With property collateral
Distribution of portfolio
Financial assets	671
Construction and property development | Gross carrying amount | Land [member] | Developed Land Collateral [Member]
Distribution of portfolio
Financial assets	480
Construction and property development | Gross carrying amount | Land [member] | Undeveloped Land Collateral [Member]
Distribution of portfolio
Financial assets	€ 191